CONCENTRATIONS	12 Months Ended
Oct. 31, 2021
CONCENTRATIONS.
CONCENTRATIONS

NOTE 19 – CONCENTRATIONS

Concentrations of Credit Risk

Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $78,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At October 31, 2021 and 2020, cash, cash equivalents and restricted cash balances held in the PRC are $30,785,880 and $6,680,162, of which, $30,410,346 and $6,593,426 were not covered by such limited insurance, respectively. The Company has not experienced any losses in accounts held in PRC’s financial institutions and believes it is not exposed to any risks on its cash, cash equivalents and restricted cash held in the PRC’s financial institutions.

Insurance Carriers

The following table sets forth information as to each insurance carrier that accounted for 10% or more of the Company’s revenue for the years ended October 31, 2021, 2020 and 2019.

	For the Years Ended October 31,
Carrier	2021	2020	2019
A	15%	*	*
B	15%	*	*
C	13%	17%	*
D	10%	16%	12%
E	*	11%	24%
F	*	*	22%
G	*	*	19%

*Less than 10%

Two insurance carriers, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2021, accounted for 79.1% of the Company's total outstanding accounts receivable at October 31, 2021.

Two insurance carriers, whose outstanding receivable accounted for 10% or more of the Company's total outstanding accounts receivable at October 31, 2020, accounted for 57.3% of the Company’s total outstanding accounts receivable at October 31, 2020.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the years ended October 31, 2021, 2020 and 2019.